PIPE Investments	12 Months Ended
Dec. 31, 2024
PIPE Investments
PIPE Investments
14.	PIPE Investments

Meritz Investment

-	Meritz Subscription Agreement

On February 22, 2024, the Company issued to Meritz 50,000,000 ordinary shares of the Company (“Meritz Subscription Shares”) at an aggregate subscription price equal to US$500,000 (“Meritz Investment”). Pursuant to the Meritz subscription agreement (“Meritz Subscription Agreement”), the Company deposited into a restricted securities account (“Restricted Securities Account”) consisting of: (i) certain U.S. treasury bonds with an aggregate outstanding principal amount of US$325,000 at fair value of US$312,616 on February 26, 2024, and (ii) certain U.S. treasury bills with an aggregate outstanding principal amount of US$189,613 at fair value of US$187,384 on February 26, 2024. Following the effectiveness of registration statement (F-1) on May 23, 2024, the Company withdrew U.S. treasury bonds and/or U.S. treasury bills with outstanding principal amount of US$189,613 at cash receipt of US$189,630.

In addition, Meritz has the right to freely sell, assign, pledge, rehypothecate, lend, invest, use, commingle or otherwise dispose of, and otherwise use in its business (with any of the foregoing being referred to herein as “Rehypothecate”) all collateralized U.S. treasury bonds and/or U.S. treasury bills during the applicable security period without any further consent of the Company, subject to the applicable terms and conditions of the security documents. Subject to the applicable terms and conditions of the security documents, Meritz shall be obligated to (a) in the event that the Company is permitted to withdraw any Rehypothecated U.S. treasury bonds and/or U.S. treasury bills and requests to do so, return U.S. treasury bonds and/or U.S. treasury bills in the same class and issue and outstanding principal amount as the U.S. treasury bonds and/or U.S. treasury bills subject to withdrawal to the Restricted Securities Account, and (b) return all Rehypothecated U.S. treasury bonds and/or U.S. treasury bills to the Restricted Securities Account upon the earlier of (i) the expiry of the applicable security period or (ii) the occurrence of any insolvency event, bankruptcy, liquidation, dissolution or winding up or similar event, whether voluntary of involuntary, or a filing for bankruptcy or similar proceedings in respect of Meritz. As of December 31, 2024, Meritz has rehypothecated the U.S. treasury bonds with an aggregate outstanding principal amount of US$325,000.

The Company has elected the fair value option to account for the investment in U.S treasury bond and/or U.S. treasury bills, including the component related to accrued interest. The Company believes the fair value option best reflects the economics of the underlying transaction. The Company recorded the fair value gain of US$14,363 in “Investment income (loss), net” in the consolidated and combined statement of comprehensive loss for the year ended December 31, 2024. As of December 31, 2024, the Company recognized the fair value of the rehypothecated U.S. treasury bonds of US$315,796 in “Securities pledged to an investor” as non-current asset in the consolidated balance sheet.

After Meritz has released U.S. treasury bills with outstanding principal amount equal to US$175,000, in the event that the closing price drops below a certain level, the Company is obligated to, within five business days thereafter, deposit additional cash in U.S. dollars in the restricted cash account (“Restricted Cash Account”) such that the balance thereof would meet the applicable requirement for cash collateral (such obligation to top up being referred to as the “Cash Top Up Obligation”). If the closing price on any trading day exceeds US$7.00, the Company shall be permitted to withdraw all cash in the Restricted Cash Account on such trading day, with such withdrawal to take place on such trading day or the immediately following trading day. The Company’s Cash Top Up Obligations shall terminate from and after the earlier of (a) the first date on which the closing price exceeds US$14.00, and (b) the full payment of the put option price (as mentioned below) to Meritz.

In connection with the Meritz Investment, the Company undertakes to ensure the total amount of freely available cash that is not subject to any legal or contractual restrictions as to withdrawal or use (excluding any restriction that is imposed by the foreign exchange rules or policies under applicable law) held by it as of the last date of each fiscal quarter shall be no less than US$175,000 (“Financial Covenant”), in each case as evidenced in the applicable quarterly financial results filed or furnished by the Company with the U.S. Securities and Exchange Commission(“SEC”).

Meritz has the option to sell all or part of the Meritz Subscription Shares to the Company upon the occurrence of certain triggering events, including certain credit events, collateral-related default, failure to comply with certain financial covenants, failure to satisfy certain registration condition with respect to Meritz Subscription Shares, or the third anniversary of the closing of the Meritz Investment, all or part of the Meritz Subscription Shares then held by Meritz to the Company at an agreed return, i.e. 12.5% internal rate (“Meritz Put Option”).

The Company shall have certain call options to purchase up to an agreed number of Meritz Subscription Shares from Meritz, subject to satisfaction of certain conditions, in each case, at a per share price that is not lower than $14.00.

-	Meritz Supplemental Agreement

On September 30, 2024, the Company and Meritz entered into a supplemental agreement (“Meritz Supplemental Agreement”), pursuant to which, Meritz agreed to:

a)	waive the right to exercise the Meritz Put Option as triggered by the Company’s failure to satisfy the Cash Top Up Obligation until October 31, 2024; and
b)	waive the right to exercise the Meritz Put Option as triggered by the Company’s failure to comply with the Financial Covenant until the earlier of i) October 31, 2024, or ii) the effectiveness of the agreement for the repurchase of 17,500,000 Meritz Subscription Shares.

In consideration of the waiver as above, the Company agreed to:

a)	satisfy the Cash Top Up Obligation on or prior to October 31, 2024, and transfer US$75,000 from the Restricted Cash Account to an account designated by Meritz. The Company transferred the US$75,000 to Meritz on October 2, 2024 and additionally transferred US$1,469 to Meritz on November 1, 2024 (Collectively as “Deposit Amount”);
b)	Yin Qing Holdings Limited, which is wholly owned by Mr. Qingfeng Feng, the CEO and director of the Company, through the Founders Offshore Vehicle shall pledge all of its rights and interests in 7,000,000 Company’s ordinary shares (“Pledged Shares”) in favor of Meritz, which was completed on October 15, 2024, and serves as security for the Company’s full and timely fulfillment of its obligation under the Meritz Subscription Agreement and the Meritz Supplemental Agreement. The pledge shall be released upon the earlier of i) completion of the repurchase of 17,500,000 Meritz Subscription Shares; ii) the aggregate cash amount deposited by the Company into the Restricted Cash Account or any account designated by Meritz reaching US$175,000. As of December 31, 2024, Meritz has not enforced the Pledged Shares following the Company’s failure to execute the repurchase of 17,500,000 Meritz Subscription Shares by December 31, 2024 and failure to satisfy the Cash Top Up Obligation as at December 31, 2024;
c)	payment of waiver fee of US$3,000, which was settled on November 1, 2024, which was recognized as interest expense in the consolidated and combined statements of comprehensive loss for the year ended December 31, 2024;
d)	outstanding obligations due to be paid by the Company (including Cash Top Up Obligation and waiver fee) as of November 1, 2024 shall bear a fixed rate of interest equal to 5% per month (“Default Interest”) until the date upon which the outstanding obligations are paid in full. The Company accrued US$7,958 interest expense for the outstanding obligations in the consolidated and combined statements of comprehensive loss for the year ended December 31, 2024 and has not been paid as of December 31, 2024;
e)	the Company and Meritz shall each use their best efforts to enter into an agreement for the repurchase of 17,500,000 Meritz Subscription Shares; and
f)	in addition to certain triggering events as set out in the Meritz Subscription Agreement, Meritz shall have the right to sell all or part of the Meritz Subscription Shares upon the occurrence of i) the incurrence of failure to satisfy Cash Top Up Obligation and payment of waiver fee, ii) failure to pledge the Pledged Shares; iii) failure to fulfill the obligation in the Supplemental Agreement; or iv) the closing price of the Company’s ADSs below US$4.00 per ADS (Collectively “Supplemental Put Option”).
-	Share Buyback Agreement

On November 29, 2024, the Company entered into a share buyback agreement with Meritz (“Share Buyback Agreement”), pursuant to which Meritz agrees to sell and surrender, and the Company agrees to repurchase, 17,500,000 ADSs, each representing one ordinary share of the Company, which was issued to Meritz concurrently with the closing of the Business Combination, before December 31, 2024. The total consideration payable by the Company for the buyback equals the amount that provides Meritz with a 12.5% internal rate of return, calculated for the period between February 22, 2024 and the date of the closing of the buyback (the “Buyback Closing”), on US$175,000. The Deposit Amount can be used to settle the Company’s obligation for the repurchase. Upon the Buyback Closing, certain provisions under the Meritz Subscription Agreement will terminate, including: (i) the Company’s obligation to maintain US$175,000 of unrestricted cash as of the last date of each fiscal quarter; (ii) the obligation to deposit additional cash as collateral in the Restricted Cash Account to secure the obligations due to changes in the closing price of the ADSs; and (iii) termination of Supplemental Put Option as stipulated in the Meritz Supplemental Agreement. The Buyback Closing has not completed as of December 31, 2024 and the Company fails to satisfy the Cash Top Up Obligation and Financial Covenant.

-	Accounting for the Meritz Investment

At initial recognition, the Meritz put option liability is determined to be a freestanding financial instrument that is accounted for as a liability in the scope of ASC Topic 480, Distinguishing Liabilities from Equity, because the put options embody an obligation to repurchase equity shares by transferring assets. The Company initially measured the Meritz put option liability at fair value of US$130,082 and subsequently remeasured to fair value with changes in fair value of US$299,593 recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated and combined statements of comprehensive loss.

Since the Share Buyback Agreement is entered into separately and apart from the issuance of the underlying 17,500,000 Meritz Subscription Shares, the Share Buyback Agreement is a freestanding financial instrument. The Share Buyback obligation is unconditional and requires the Company to repurchase a fixed number of its own equity shares for cash no later than December 31, 2024. Accordingly, the Company accounts for the Share Buyback obligation as a physically settled forward purchase contract in the scope of ASC Topic 480. The Company recognized share buyback forward liabilities of US$191,610 and derecognized put option liabilities of US$120,560 at fair value on November 29, 2024, with the difference of US$71,050 recognized as additional paid-in capital. The share buyback forward liabilities were subsequently accreted to US$193,528, with US$1,918 recognized as interest expenses in the consolidated and combined statements of comprehensive loss for the year ended December 31, 2024. Since the Deposit Amount can be used to settle the repurchase obligation, the Company offset the receivable from Meritz of US$76,469 from the share buyback forward liabilities in the consolidated balance sheet as of December 31, 2024.

Since the Meritz Put Option was triggered as of December 31, 2024, the put option liabilities of US$309,115 was classified as current liabilities in the consolidated balance sheet as of December 31, 2024.

The fair value of the put option liability as of December 31, 2024 is estimated using the scenario-weighted average method with binomial model, with the following assumptions:

As of December 31, 2024

Risk‑free interest rate	4.25%
Expected volatility	55.07%
Expected dividend yield	0.00%
Remaining term	2.14 year

The Meritz call options are accounted for under ASC 815-40 “Derivatives and Hedging — Contracts in Entity’s Own Equity” as they are determined to be freestanding financial instruments that are indexed to the Company’s own stock and will be physically settled in shares. The call options are classified as equity. The Company initially measured the call option at fair value basis of US$257 by allocation of remaining net proceeds after deducting the fair value of Meritz put option between the call options recognized in additional paid-in capital and the ordinary shares issued on a relative fair value basis.

PIPE Investments

In 2023, the Company entered into subscription agreements (the “PIPE Subscription Agreements”) with LTIIL, ultimately controlled by Geely Holding, Etika, and other investors, pursuant to which the LTIIL, Etika and other investors have committed to subscribe for and purchase the Company’s ordinary shares at $10.00 per share for an aggregate investment amount of US$127,500, US$122,500 and US$94,713, respectively (“PIPE Investments”). The obligations of the parties to consummate the PIPE Investment are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others, (i) all conditions precedent under the Merger Agreement having been satisfied or waived (other than those to be satisfied at the closing of the Business Combination), (ii) the accuracy of representations and warranties in all material respects, (iii) material compliance with covenants; and (iv) all of the consents from, and filings and/or registrations with, applicable governmental authority as required by applicable PRC laws in connection with the PIPE Investor’s outbound direct investment in the Company shall have been duly obtained and completed.

As of December 31, 2023, the Company received US$10,000 refundable deposits in connection with the PIPE Investments, bearing simple interest rate of 8% per annum. As of December 31, 2023, no shares have been issued pursuant to the above “Meritz Subscription Agreement” and “PIPE Subscription Agreements”.

On February 15, 2024, the Company entered into a subscription agreement with a PIPE investor, pursuant to which the PIPE investor committed to subscribe for and purchase the Company’s Ordinary Shares at $10.00 per share for an aggregate investment amount of approximately US$15,000.

Upon the consummation of the Merger Transaction, as mentioned in note 1(b), the above Meritz Investment and PIPE Investments were completed with the issuance of 85,849,458 ordinary shares by the Company to the PIPE investors.